Statement of Cash Flows - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Income (Loss) for the year	$ 48,371	$ (54,398)	$ (129,475)
Adjustments to reconcile net (loss) income to net cash flows from operating activities:
Depreciation of property, plant and equipment	82,753	56,656	55,207
Depreciation of right-of-use assets	2,829	3,216	2,777
Loss on disposals of property, plant and equipment	889	1,084	1,510
Net accrued interest	318,507	272,679	162,928
Income from customer surcharges	(14,003)	(9,439)	(11,743)
Exchange difference	48,327	(4,604)	9,716
Income tax	133,809	46,187	94,840
Allowance for the impairment of trade and other receivables, net of recovery	6,662	6,847	11,902
Adjustment to present value of receivables	1,410	1,054	909
Provision for contingencies, net of recovery	9,718	13,719	14,263
Changes in fair value of financial assets and financial liabilities	(33,778)	(8,799)	(24,065)
Accrual of benefit plans	2,428	3,743	4,580
Recovery of provision for credit RDSA			(3,519)
Result from the cancelattion of Corporate Notes		1,132	(19)
Loss on debt restructuring		1,398
Income from non-reimbursable customer contributions	(157)	(192)	(283)
Other financial costs	15,327	14,271	6,418
Result from interest in joint ventures	10	17	(12)
Agreement on the Regularization of Obligations	(197,731)	(56,479)
Recovery of allowance for the impairment of trade receivables - Agreement on the Regularization of Obligations		(8,252)
Monetary gain (RECPAM)	(454,589)	(310,205)	(144,620)
Changes in operating assets and liabilities:
Increase in trade receivables	(29,798)	(21,578)	(16,305)
Increase in other receivables	(3,838)	(37,273)	(4,902)
Increase in inventories	(11,033)	(7,222)	(5,138)
Increase in deferred revenue	940	6,390	1,638
Increase in trade payables	110,373	192,586	110,626
Increase in salaries and social security payable	18,975	16,184	5,319
Decrease in benefit plans	(470)	(831)	(430)
Increase (Decrease) in tax liabilities	3,283	(1,454)	(11,927)
Increase (Decrease) in other payables	13,125	(4,145)	1,134
Decrease in provisions	(867)	(1,672)	(1,825)
Payment of income tax payable		(299)
Net cash flows generated by operating activities	71,472	110,321	129,504
Cash flows from investing activities
Payment of property, plants and equipments	(119,781)	(98,797)	(89,331)
Sale (Purchase) net of Mutual funds and negotiable instruments	40,720	(17,057)	(65,658)
Derivative financial instruments payments		(489)
Mutuum charges granted to third parties			31
Net cash flows used in investing activities	(79,061)	(116,343)	(154,958)
Cash flows from financing activities
Proceeds from borrowings	17,424	13,764
Payment of borrowings	(1,032)	(18,928)
Payment of lease liability	(6,461)	(3,647)	(3,192)
Payment of interests from borrowings	(1,857)	(2,790)	(5,428)
Payment of Corporate Notes issuance expenses	(736)	(1,759)
Cancelattion of Corporate Notes		(1,470)	(103)
Net cash flows generated by (used in) financing activities	7,338	(14,830)	(8,723)
Decrease in cash and cash equivalents	(251)	(20,852)	(34,177)
Cash and cash equivalents at the beginning of the year	5,076	19,242	39,926
Financial results in cash and cash equivalents	4,510	6,767	13,518
Result from exposure to inflation	(207)	(81)	(25)
Cash and cash equivalents at the end of the year	9,128	5,076	19,242
Supplemental cash flows information
Adquisition of advances to suppliers, property, plant and equipment through increased trade payables	(3,847)	(6,774)	(9,240)
Adquisition of advances to suppliers, right-of-use assets through increased trade payables	$ (4,166)	$ (2,840)	$ (3,270)